Short-term investments (Tables)	6 Months Ended
Jun. 30, 2024
Short-term Investments
Schedule of Short term investments

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Marketable securities	18,411,162	41,730,060	5,855,371

Schedule of Fair value disclosure

December 31, 2023
	December 31,	Fair Value
	2023	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	18,411,162	18,411,162	-	-

June 30, 2024
	June 30,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Marketable securities	41,730,060	41,730,060	-	-